Note 6 - Long-term Investments - Changes in Long-term Investments (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 13, 2022	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Dec. 01, 2022
Statement Line Items [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		$ 45,080	$ 77,839	$ 130,090
Increase (decrease) through equity investments designated at fair value through other comprehensive income		4,599	8,689
Investment in GRC		(30,843)	(60,940)
Investment in NevGold - shares(2)		(6,335)
Investment in NevGold - warrants		(180)	$ 0
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares)			21,433,125	21,178,659
Investments in equity instruments designated at fair value through other comprehensive income		45,052	$ 75,557	$ 130,090
Increase (decrease) through equity investments designated at fair value through other comprehensive income		654	5,200
Investment in GRC		(31,159)	$ (59,733)
NevGold Corp [member]
Statement Line Items [Line Items]
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares)	1,481,481		16,670,250	5,925,925
Investments in equity instruments designated at fair value through other comprehensive income			$ 2,282	$ 0	$ 1,042
Increase (decrease) through equity investments designated at fair value through other comprehensive income	$ 1,000		3,489
Investment in GRC			$ (1,207)
Investment in NevGold - warrants (in shares)			1,488,100
NevGold Corp [member] | NevGold shares [member]
Statement Line Items [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income			$ 2,282
Increase (decrease) through equity investments designated at fair value through other comprehensive income		3,737
Investment in GRC		316
Investment in NevGold - shares(2)		(6,335)
NevGold Corp [member] | NevGold warrants [member]
Statement Line Items [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		28			$ 208
Increase (decrease) through equity investments designated at fair value through other comprehensive income		208
Investment in NevGold - warrants		$ (180)